As filed with the Securities and Exchange Commission on November 14, 2017

Securities Act File No.  333-214468

Investment Company Act No. 811-23213

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A

Registration Statement under the Securities Act of 1933

Pre-effective Amendment No. __
Post-effective Amendment No. 4	☒

Registration Statement under the Investment Company Act of 1940

Amendment No. 7	☒

USCF Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland, CA 94612
(Address of Principal Executive Offices, Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

Chief Legal Counsel

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement of USCF Mutual Funds Trust (the “Trust”) hereby incorporates by reference, the Trust’s Post-Effective Amendment No. 2 and 3 on Form N-1A filed on October 30, 2017 and November 2, 2017. This Post-Effective Amendment No.4 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 and 3 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectus of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of Oakland of the State of California on this 14th day of November, 2017.

USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ John P. Love	President (Principal Executive Officer)	November 14, 2017
John P. Love

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and	November 14, 2017
Stuart P. Crumbaugh	Principal Financial Officer), Treasurer, and Trustee

*	Chairman and Trustee	November 14, 2017
Nicholas D. Gerber

*	Vice President, Secretary, and Trustee	November 14, 2017
Andrew F Ngim

*	Independent Trustee	November 14, 2017
H. Abram Wilson

*	Independent Trustee	November 14, 2017
Thomas E. Gard

*	Independent Trustee	November 14, 2017
Jeremy Henderson

*	Independent Trustee	November 14, 2017
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
Pursuant to Power of Attorney, dated October 13, 2016, incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 7, 2016.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase